Post-employment benefits - Text details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Post-employment benefits [Line items]
Post-employment benefit expense defined benefit plans		€ 95	€ 58	€ 566
Post-employment benefit expense defined contribution plans		€ 397	€ 392	299
Employer contributions	€ 30
Percentage of unquoted assets		37.00%	58.00%
Weighted average duration of defined-benefit obligation		12	11
Service cost	28
Interest expense	25	€ 222	€ 342	€ 344
Percentage of reasonably possible increase in actuarial assumption		1.00%
Actuarial assumption of mortality rates		10
Actuarial assumption of life expectancy after retirement		0.5
Cash outflow		€ 399
Unfunded defined-benefit plans [Member]
Post-employment benefits [Line items]
Cash outflow		40
Defined contribution plans [Member]
Post-employment benefits [Line items]
Employer contributions		329
Brazil [Member]
Post-employment benefits [Line items]
Gains (losses) arising from settlements net defined-benefit liability asset		1
Decrease of defined-benefit obligation due to settlement		345
Germany [Member]
Post-employment benefits [Line items]
Employer contributions	23
Germany [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line items]
Cash outflow		19
Netherlands [Member] | Defined contribution plans [Member]
Post-employment benefits [Line items]
Employer contributions	166
United States [Member]
Post-employment benefits [Line items]
Employer contributions	0
De-risking contributions paid into pension plan		219
United States [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line items]
Cash outflow		€ 9
United States [Member] | Defined contribution plans [Member]
Post-employment benefits [Line items]
Employer contributions	109
US and Germany [Member]
Post-employment benefits [Line items]
Percentage of total DBO that relate to the largest DB plans in these countries		89.00%
Other countries [Member]
Post-employment benefits [Line items]
Employer contributions	€ 7
Other countries [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line items]
Cash outflow		€ 12
Other countries [Member] | Defined contribution plans [Member]
Post-employment benefits [Line items]
Employer contributions		€ 54